Restricted Stock Units (Tables)	12 Months Ended
Dec. 31, 2025
Restricted Stock Units
Schedule of Restricted Stock Units

	Number of unvested restricted stock units	Weighted average fair value per award
Balance, December 31, 2023	–	–
Granted	424,494	0.60
Canceled	(19,200)	0.25
Vested	(197,594)	0.40
Balance, December 31, 2024	207,700	0.15
Granted	67,200	0.09
Balance, December 31, 2025	274,900	0.14